OPERATING REVENUE - Assets and liabilities arising from contracts with customers (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Revenue [abstract]
Receivables (billed)	$ 789	$ 728
Receivables (unbilled)	49	41
Contract liabilities	(232)	(233)
Customer acquisition costs	$ 149	$ 128